SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Summary of Changes in Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2014	1,138,332	4.25	41	7
Granted	25,000	5.16	56.03
Exercised	(121,500)	3.82
Forfeited	(24,500)	4.09

Outstanding at December 31, 2014	1,017,332	4.33	33.3	1,507

Vested and expected to vest at December 31, 2014	834,599	4.33	26.34	1,238

Exercisable at December 31, 2014	534,999	4.23	11.9	843

Schedule of Stock Options Outstanding
Options outstanding as of December 31, 2014	Exercise price	Weighted average remaining contractual life	Options exercisable as of December 31, 2014
		(In months)

36,000	4.24	55	9,000
743,332	4.35	34.5	341,332
107,500	3.53	20.2	107,500
20,500	3.48	11.2	20,500
85,000	5.14	28	56,667
25,000	5.16	56	-

1,017,332		33.3	534,999